MANAGERS SHORT GOVERNMENT FUND
MANAGERS INTERMEDIATE MORTGAGE FUND
------------------------------------------

SEMI-ANNUAL REPORT

June 30, 1998
------------------------------------------

WHERE LEADING MONEY MANAGERS CONVERGE

                        MANAGERS SHORT GOVERNMENT FUND
                      MANAGERS INTERMEDIATE MORTGAGE FUND

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1998
                                   (unaudited)

                                TABLE OF CONTENTS

                                         							        BEGIN
 						                                       	        ON PAGE
                                                       	-----
President's Message..................................    	1
The Managers Funds Performance.......................    	3
    	Complete performance table for all of
     The Managers Funds as of June 30, 1998
Schedules of Portfolio Investments...................    	4
	    Detailed portfolio listings by
    	security type and industry sector,
	    as valued at June 30, 1998
Statements of Assets and Liabilities.................    	6
    	Fund balance sheets, Net Asset Value
     (NAV) per share computation and
     cumulative undistributed amounts
Statements of Operations.............................    	7
    	Detail of sources of income, fund
    	expenses, and realized and unrealized
    	gains (losses) during the period
Statements of Changes in Net Assets..................    	8
    	Detail of changes in fund assets and
	    distributions to shareholders for
	    the past two periods
Financial Highlights.................................    	9
    	Historical net asset values,
    	distributions, total returns, expense
    	ratios, turnover ratios and net assets
Notes to Financial Statements........................   	11
    	Accounting and distribution policies,
    	details of agreements and transactions
    	with fund management and description of
    	certain investment risks

[FN]
Investments in The Managers Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. Shares of the funds are not federally insured by the Federal Deposit Insurance Corp., the Federal Reserve Board, or any governmental agency.

President's Message
----------------------------------------------------------

[PHOTO OF PRESIDENT]

Dear Fellow Shareholder:
    	The first half of 1998 was again a prosperous period for the U.S. economy and most financial assets. Despite continuing economic and financial upheaval in the Far East, the U.S. economy has continued to grow and has even accelerated in 1998. Gross domestic product (GDP) grew at an annual rate of 5.5% in the first quarter, having accelerated from a 3.7% rate of growth during the fourth quarter of 1997. Statistics indicate that second quarter growth may be stronger. Consumer spending, which makes up approximately two thirds of the nation's economic activity and is thus an important driver of GDP, grew at an annual rate of 6% during the first quarter and continued increasing through May. Unemployment remains extremely low at 4.3%, the annual rate of inflation is holding steady below 2% and personal income continues to rise. In his testimony to U.S. Congress, Federal Reserve Chairman Alan Greenspan declared that the current economic performance is as impressive as any I have witnessed in my near half-century of daily observation of the American Economy. Thus, it is not surprising that the Conference Board's Consumer Confidence Index has risen to its highest level since 1969.

    	Because inflation has remained extremely moderate, and there is no hard evidence to indicate any acceleration going forward, interest rates
have gradually fallen over the past six months.   While short-term interest
rates have dropped slightly, long-term interest rates have fallen even more, causing what financial practitioners refer to as a flattening of the yield curve. What this means is that the difference (spread) in income yield between long-term bonds, which generally pay a higher income yield than do short-term securities, is much less than it has been in the recent past.
In fact, on June 30, 1998 the yield on 10-year Treasury bonds was only 0.08% higher than the yield on one-year Treasury bills. For comparison, the difference between 10-year and one-year Treasury yields in June 1997 was 0.84%, and in June 1994 the spread was 1.83%. The extremely flat yield curve is the result of investors' expectations that the rate of inflation will remain stable.

    	The historically low interest rates, the flat yield curve and relatively tight yield spreads between investment grade bonds have made it very challenging for portfolio managers to add measurable value above the benchmark. The true value added dur-

-----------------------------------------------------------------------
ing these periods is in the positioning of the portfolios for the inevitable changes in the environment going forward.

    	Neither of the Funds presented in this report outperformed its benchmark or peers during the six months ended June 30, 1998. Although this is unsatisfactory, it is not unexpected, and we do not believe that it is a result of poor portfolio management. Rather, it is the result of the decreasing size of both of the Funds and the commensurate increase in
the Funds' expense ratios.   At The Managers Funds, we are making every
effort to reduce the expenses of each of our funds. In the case of the Managers Short Government Fund, we have been and will continue to waive all of our management and administrative fees. The Fund continues to pay the sub-advisor management fees. In the case of the Managers Intermediate Mortgage Fund, as of July 1, 1998 we are waiving The Managers Funds' portion of the management fees.

    	For the six months ending June 30, 1998, Managers Short Government Fund returned 2.4%, while the Merrill Lynch 1-2.99 year Treasury Index returned 3.0%. The portfolio was structured very similarly with the benchmark in composition and maturity throughout the period.

    	For the six months ending June 30, 1998, Managers Short Government Fund returned 2.4%, while the Merrill Lynch 1-2.99 year Treasury Index returned 3.0%. The portfolio was structured very similarly with the benchmark in composition and maturity throughout the period.

    	For the six months ending June 30, 1998, Managers Intermediate Mortgage Fund returned 2.8%, while the Salomon Brothers Mortgage Index returned 3.4%. Due to a significant outflow of cash from the Fund on the last day of the period, the schedule of investments as of June 30 appears irregularly over-invested. This is not a tactical allocation or the use of leverage, but rather a temporary aberration caused by the mid-month settlement of certain mortgage securities.

    	As always, should you have any questions on this report, please feel free to contact us at 1-800-835-3879.

    	We thank you for your continued investment in The Managers Funds.

Sincerely,

/S/ ROBERT P. WATSON
Robert P. Watson
President

THE MANAGERS FUNS PERFORMANCE (unaudited)
All periods ending June 30, 1998
--------------------------------------------------------------------------

                       					AVERAGE ANNUAL TOTAL RETURNS*
                       					----------------------------
   											                                                       MORNING-
               			   SIX     1      3      5     10    SINCE INCEPTION STAR
                			 MONTHS  YEAR  YEARS  YEARS  YEARS INCEPTION DATE  RATING
                			 ------  ----- -----  -----  ----- -------- ------  -----
Equity Funds:
Income Equity Fund  10.99% 22.39% 24.03% 18.87% 15.20% 15.76% Oct. '84   ****
Capital
 Appreciation Fund  33.40% 43.11% 24.19% 20.02% 16.85% 17.07% Jun. '84   ****
Special
 Equity Fund	        5.85% 19.85% 24.91% 18.90% 17.94% 16.86% Jun. '84   ****
International
 Equity Fund	       17.38% 15.33% 16.54% 16.18% 12.86% 14.87% Dec. '85   ****
Emerging Markets
 Equity Fund	         --     --     --     --     --  (15.50%)Feb. '98    NA

Income Funds:
Short
 Government Fund  	  2.40%  5.62%  5.16%  3.29%  5.15%  5.23% Oct. '87    **
Short & Intermediate
 Bond Fund		         2.49%  6.02%  6.23%  4.34%  6.97%  8.24% Jun. '84   ***
Intermediate
 Mortgage Fund	      2.81%  7.94%  6.55%  0.39%  6.60%  7.16% May  '86    *
Bond Fund		          4.83% 11.34%  9.82%  9.04% 10.18% 11.25% Jun. '84   ****
Global Bond Fund     2.68%  4.55%  2.90%   --     --    5.47% Mar. '94    *
Money Market Fund    2.60%  5.33%  5.31%  4.66%  5.31%  5.85% Jun. '84   NA

----------------------------------------------------------------------------
[FN]
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS AND SHARE PRICE WILL FLUCTUATE. THE REDEMPTION PRICE OF A MUTUAL FUND MAY BE MORE OR LESS THAN THE PURCHASE PRICE. FOR ADDITIONAL OR MORE RECENT INFORMATION ON ANY OF THE MANAGERS FUNDS, PLEASE CALL (800) 835-3879, OR YOUR INVESTMENT ADVISOR. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST.

  * Total returns equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect fee waivers or the reimbursement of fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized.

 ** Morningstar proprietary ratings reflect risk-adjusted performance through 6/30/98 and are subject to change every month. The ratings are by asset class and are calculated rom the funds' three-, five- and ten-year returns (with Fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day T-bill returns. For the three-, five- and ten-year periods, respectively, each of the Equity Funds other than the International Equity Fund was rated againt 2,564, 1,481 and 726 equity funds, the International Equity Fund was rated against 788, 348 and 110 international equity funds, and each of the Income Funds was rated against 1,478, 900 and 347 fixed-income funds. Ten percent of the funds in each asset class receive five stars, 22.5% receive 4 stars, 35% receive 3 stars, 22.5% receive 2 stars and 10% receive 1 star.

-------------------------------------------------------------------------
MANAGERS SHORT GOVERNMENT FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
-------------------------------------------------------------------------

-------------------------------------------------------------------------
                                       	PRINCIPAL
                                         	AMOUNT               	VALUE
-------------------------------------------------------------------------
U. S. TREASURY NOTES - 81.4%
0.000%*, 08/15/99 (cost $1,034,086)    	$1,100,000+          	$1,034,957
                                                           			----------
FEDERAL NATIONAL MORTGAGE
 CORPORATION - 11.6%
Federal National Mortgage Corporation,
Series 93-32, Class PD, PAC-1,
 5.000%, 11/25/19
 (cost $147,054)	                          148,189           	   147,539
                                                           			----------
ASSET-BACKED SECURITIES - 0.6%
Green Tree Home Improvement Loan
 Trust, Series 96-F, Class HIA1,
 6.100%, 11/15/27
 (cost $8,130)	                              8,131               		8,226
                                                           			----------
---------------------------------------------------------------------------
                                          		SHARES
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 16.7%
JPM Prime Money Market Fund, 5.47%**
 (cost $211,669)                          	211,669	             	211,669
                                                           			----------
TOTAL INVESTMENTS - 110.4%
 (cost $1,400,939)	                                          		1,402,391
OTHER ASSETS, LESS LIABILITIES - (10.4)%		                     	(131,654)
                                                           			----------
NET ASSETS - 100.0%	                                        		$1,270,737
                                                           			==========

[FN]
Note: Based on the cost of investments of $1,400,939 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation was $1,492.

   + 	Certain principal amounts held are segregated as collateral against
     	open futures contracts.

   * 	Zero coupon security.

  ** 	Yield shown for this investment company represents the June 30, 1998,
     	seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ABBREVIATIONS USED IN THIS REPORT:
PAC: 	Planned Amortization Class (PAC) tranches provide investors with
     	scheduled payments (PAC Schedule) over a range of prepayment speeds (PAC band or range). PAC tranches typically are combined with companion tranches that reduce the risk of prepayments varying from a constant speed or range.


--------------------------------------------------------------------------
          LONG FUTURES CONTRACTS OUTSTANDING AT JUNE 30, 1998:
--------------------------------------------------------------------------

                                                       										UNREALIZED
                   		NUMBER OF			               	   FACE			     APPRECIATION
FUND               		CONTRACTS   DESCRIPTION	  	   AMOUNT		    (DEPRECIATION)
----               		---------	  -----------	  	   ------  	  	--------------
Short	                   2    			Two-Year U.S.    	$ 400,000 			       $500
 Government	                    	Treasury Notes
Intermediate		          25       Two-Year U.S.    	2,500,000        			(195)
 Mortgage	                       Treasury Notes


[FN]
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

--------------------------------------------------------------------------
                                      	PRINCIPAL
                                       	AMOUNT                  	VALUE
--------------------------------------------------------------------------
Federal National Mortgage
 Association (FNMA) - 207.6%
7.00%, TBA**	                         $6,300,000             	$6,384,656
6.50%, 09/01/10                       	3,482,899              	3,516,614
6.50%, TBA**	                         10,000,000             	10,051,170
6.50%, TBA**	                          6,000,000              	6,037,500
                                                           		-----------
  TOTAL FNMAS
  (cost $25,872,362)                                        		25,989,940
                                                           		-----------
U.S. GOVERNMENT AGENCY OBLIGATION - 35.9%
Federal Home Loan Mortgage Corporation,
9.00%, 06/01/10	                         329,346	                341,324
Federal Home Loan Mortgage Corporation,
Series 1561, Class ZA, PAC-1,
  6.000%, 01/15/05	                    4,161,195              	4,153,372
                                                           		-----------
  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (cost $4,509,582)	                                          4,494,696
                                                           		-----------
U.S. TREASURY OBLIGATIONS - 33.1%
Note, 7.75%, 01/31/00                 	3,570,000+             	3,688,238
Note Principal Strip, 0.00%***,
 11/15/01                               	545,000                	452,977
                                                           		-----------
  TOTAL U.S. TREASURY OBLIGATIONS
  (cost $4,146,956)	                                          	4,141,215
                              	                             	-----------
ASSET-BACKED SECURITIES - 0.3%
Green Tree Home Improvement Loan
 Trust, Series 96-F, Class HIA1,
 6.10%, 11/15/27
 (cost $33,771)	                          33,776                 	34,169
                                                           		-----------
---------------------------------------------------------------------------
                                         	SHARES                	VALUE
---------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 9.4%
OTHER INVESTMENT COMPANIES - 3.1%
JPM Prime Money Market Fund, 5.47%*      	385,713               	385,713
                                                           		-----------
---------------------------------------------------------------------------
	                                          PRINCIPAL
                                          	 AMOUNT
---------------------------------------------------------------------------
COMMERCIAL PAPER - 6.3%
Clipper, 5.58%, 07/16/98                	$800,000               	798,140
                                                           		-----------
  TOTAL SHORT-TERM INVESTMENTS
(cost $2,023,493)                                            		1,183,853
                                                           		-----------

TOTAL INVESTMENTS - 286.4%
(cost $35,746,524)	                                          	35,843,873
OTHER ASSETS, LESS LIABILITIES - (186.4)%	                  	(23,328,045)
                                                           		-----------
NET ASSETS - 100.0%	                                        	$12,515,828
                                                           		===========

[FN]
Note: Based on the cost of investments of $35,746,524 for federal income tax purposes at June 30, 1998, the aggregate gross unrealized appreciation and depreciation was $117,977 and $20,628, respectively, resulting in net unrealized appreciation of investments of $97,349.

   * 	Yield shown for this investment company represents the June 30, 1998,
	     seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

  ** 	TBA securities are purchased on a forward commitment basis with an
	     approximate principal amount, interest rate, and no definite maturity date. The actual principal amount, interest rate, and maturity will be determined upon settlement. Such securities are subject to market fluctuations during the period from transaction date to settlement date. At June 30, 1998, such securities amounted to $22,473,326, or 180% of net assets.

 *** 	Zero coupon security.

   + 	Certain principal amounts held are segregated as collateral against
     	open futures contracts.

  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

                                        		MANAGERS            		MANAGERS
                                         		SHORT           		INTERMEDIATE
                                       		GOVERNMENT	          	MORTGAGE
                                          		FUND               		FUND
                                        	----------	         	------------
ASSETS:
  Investments at value*                	$	1,402,391          	$	35,843,873
  Cash		                                     85,305                   		--
  Foreign currency		                             --	                   	--
  Receivable for investments sold		              --	            	6,404,519
  Receivable for Fund shares sold	              	--	                	2,500
  Interest receivable		                       1,155	              	239,822
  Variation margin receivable	                 	219                   		--
  Prepaid expenses	                          	5,407                		8,483
                                       		----------		         ------------
    Total assets	                         1,494,477           		42,499,197
                                       		----------         		------------
LIABILITIES:
  Payable for Fund shares repurchased     		111,153            		1,007,948
  Dividends payable to shareholders		           820	                   	--
  Payable for investments purchased		        94,046           		28,932,842
  Variation margin payable	                     	--                		3,516
  Accrued expenses:
  Investment advisory and management fees      	713                		6,297
  Administrative fees		                          --	                	3,499
  Other	                                    	17,008	               	29,267
                                       		----------         		------------
    Total liabilities	                     	223,740	           	29,983,369
                                       		----------	         	------------
NET ASSETS	                             $	1,270,737          	$	12,515,828
                                       		==========	         	============
Shares outstanding	                         	73,211              		804,345
                                       		==========	         	============
Net asset value, offering and
 redemption price per share		                $17.36	               	$15.56
                                       		     =====	         	       =====

NET ASSETS REPRESENT:
  Paid-in capital	                     $	14,715,791          	$	92,202,108
  Undistributed net investment income	          	98               		23,390
  Accumulated net realized loss from
   investments and futures contracts  		(13,447,104)		         (79,806,824)
  Net unrealized appreciation of
   investments and futures contracts	        	1,952	               	97,154
                                          ---------	         	------------
NET ASSETS                             	$	1,270,737          	$	12,515,828
                                       		==========	         	============
*  Investments at cost	                 $	1,400,939	          $	35,746,524
                                       		==========         		============

[FN]

  The accompanying notes are an integral part of these financial statements.

	                                           6

---------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF OPERATIONS
For the six months ended June 30, 1998 (unaudited)
---------------------------------------------------------------------------

                                            		Managers         		Managers
                                    		          Short	        	Intermediate
                                           		Government        		Mortgage
                                              		Fund             		Fund
                                           		----------      		------------
INTEREST INCOME:	                             $	151,554          	$	631,304
                                           		----------       	------------
EXPENSES:
  Investment advisory and management fees       	11,005	            	44,816
  Administrative fees	                           	4,891            		24,898
  Custodian fees		                                3,551             		8,908
  Audit fees	                                    	7,151            		12,401
  Transfer agent fees	                           	9,570	            	17,174
  Registration fees	                             	5,232             		8,612
  Insurance		                                       252	             	1,072
  Legal fees	                                      	128	               	568
  Trustee fees                                     		53	               	285
  Miscellaneous expenses                          		783	             	2,245
                                          	  ----------        ------------
Total expenses before reduction/waiver		         42,616	           	120,979
 Less:  fee waiver	                            	(11,005)               		--
Expense reduction	                                  	(2)	             	(194)
                                             ----------      		------------
 Net expenses	                                  	31,609	           	120,785
                                             ----------	      	------------
Net investment income		                         119,945           		510,519
                                         	   ----------      		------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investment
   transactions and futures contracts	           	9,694	           	333,179
  Net unrealized depreciation of
   investments and futures contracts	          	(13,205)         		(275,975)
                                      	      ----------      		------------
    Net realized and unrealized gain (loss)		    (3,511)	           	57,204
                                          	  ----------      		------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS	                             $	116,434          	$	567,723
                                           		==========		      ============

[FN]

  The accompanying notes are an integral part of these financial statements.
[FN]

--------------------------------------------------------------------------
THE MANAGERS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------

                          MANAGERS SHORT  	       	 MANAGERS INTERMEDIATE
                         GOVERNMENT FUND              MORTGAGE FUND
                      	-----------------------   	---------------------
                   	FOR THE SIX			                FOR THE SIX
                  	MONTHS ENDED	  FOR THE        MONTHS ENDED   	FOR THE
                 	JUNE 30, 1998 YEAR ENDED      JUNE 30, 1998  	YEAR ENDED
                  	(UNAUDITED) DECEMBER 31, 1997 (unaudited) DECEMBER 31, 1997
                  	-----------  --------------    ----------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM OPERATIONS:
 Net investment
    income        	  $	119,945   	$	291,209       	$	510,519    	$	1,297,173
 Net realized gain
  (loss) on investments
  and futures contracts		9,694		    (65,047)	       	333,179       		108,768
 Net unrealized
  appreciation
  (depreciation) of
  investments and
  futures contracts	  	(13,205)	    	50,692       		(275,975)      		358,209
                     	---------   	----------     	----------    	-----------
   Net increase in net
   assets resulting
   from operations	   	116,434    		276,854        		567,723     		1,764,150
                     	---------   	----------     	----------    	-----------

DISTRIBUTIONS TO
 SHAREHOLDERS:
 From net investment
  income             	(119,976)   	(293,161)       	(497,452)    	(1,260,846)
                     	---------   	----------     	----------    	-----------

FROM CAPITAL SHARE
 TRANSACTIONS:
 Proceeds from sale
  of shares	          	681,225  	 	2,165,355      		1,254,987     		4,166,005
 Net asset value of
  shares issued in
  connection with
  reinvestment of
  dividends		          112,709	     	271,442        		388,873 	      	941,342
 Cost of shares
  repurchased	      (4,593,610)  	(3,459,258)    	(10,798,632)   	(8,856,088)
                    	 ---------   	----------      	----------   	-----------
   Net decrease from
    capital share
    transactions	   (3,799,676)  	(1,022,461)     	(9,154,772)   	(3,748,741)
                    	----------   	----------      	----------   	-----------
 Total decrease in
   net assets	      (3,803,218)  	(1,038,768)     	(9,084,501)   	(3,245,437)

NET ASSETS:
 Beginning of
    period		         5,073,955   		6,112,723 	    	21,600,329   		24,845,766
                    	----------   	----------	     -----------   	-----------
 End of period    	$	1,270,737  	$	5,073,955    	$	12,515,828  	$	21,600,329
                    	==========   	==========     	===========   	===========

End of period
 undistributed
 net investment
 income	                  $	98 	       $	129        	$	23,390      	$	10,323
                    	==========   	===========    	===========    	==========
---------------------------------------------------------------------------
SHARE TRANSACTIONS:
 Sale of shares		       39,177 	    	124,860 	        	80,525 	     	273,349
 Shares issued in
  connection with
  reinvestment
  of dividends		         6,492      		15,680         		25,077 		      61,782
 Shares repurchased	 	(264,546)	   	(199,713)	      	(693,502)    		(581,240)
                    	----------   	----------     	-----------	    ----------
 Net decrease in
      shares		        (218,877)	    	(59,173)	      	(587,900)    		(246,109)
                    	==========   	==========     	===========    	==========

[FN]

  The accompanying notes are an integral part of these financial statements.


---------------------------------------------------------------------------
MANAGERS SHORT GOVERNMENT FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
---------------------------------------------------------------------------

                           	FOR THE SIX
                              	MONTHS
                               	ENDED	          YEAR ENDED DECEMBER 31,
                           	JUNE 30, 1998 	----------------------------------
                            	(UNAUDITED) 	  1997 	1996 	1995(B)  	1994	  1993
                            	------------- 	---- 	---- 	----	     ----	  ----
NET ASSET VALUE,
 BEGINNING OF PERIOD          	$ 17.37   	$17.40 $17.76 $16.96  $19.35 $19.86
                               -------    ------ ------ ------  ------ ------
INCOME FROM INVESTMENT
 OPERATIONS:
  Net investment income         	 0.42     	0.97  	1.02  	0.98   	0.86  	1.28
  Net realized and
  unrealized gain (loss)
  on investments	                (0.01)   	(0.02)	(0.37) 	0.63  	(2.01)	(0.53)
                              	-------    	----- 	----- 	-----	  -----	  -----
    Total from investment
       operations	                0.41     	0.95  	0.65  	1.61  	(1.15) 	0.75
                               	------    	----- 	----- 	-----  	----- 	-----
LESS DISTRIBUTIONS
 TO SHAREHOLDERS:
 From net investment
   income	                       (0.42)   	(0.98)	(1.01) (0.50) 	(1.17)	(1.26)
 In excess of net
   investment income              	---	      ---   	--- 	(0.31) 	(0.07)  	---
                               	------    	----- 	----- 	-----  	----- 	-----
   Total distributions
     to shareholders	            (0.42)   	(0.98) (1.01)	(0.81) 	(1.24)	(1.26)
                               	------    	----- 	----- 	-----	  ----- 	-----
NET ASSET VALUE,
 END OF PERIOD	                 $17.36   	$17.37 $17.40  $17.76  $16.96 $19.35
                               	======    	===== 	=====  	=====  	===== 	=====
---------------------------------------------------------------------------
Total Return (c)               	2.40%(e)  	5.55% 	3.89%  	9.71%  (6.18)%	3.81%
===========================================================================
Ratio of net expenses
 to average net assets         	1.29%(d)  	1.15% 	1.17%  	1.25% 	0.97% 	0.87%
Ratio of net investment
 income to average
 net assets	                    4.90%(d)  	5.51% 	5.85%  	5.62% 	7.06% 	8.71%
Portfolio turnover	              173%(e)   	191%	  169%   	238%  	140%  	189%
Net assets at end of
 period (000's omitted)       	$1,271   $5,074  $6,113  $5,836 $10,263 $87,874
===========================================================================
Expense Waiver\Reduction (a)

Ratio of total expenses
 to average net assets         	1.74%(d)  	1.60% 	1.62%  	1.65% 	1.03% 	0.96%
Ratio of net investment
 income to average
 net assets	                    4.45%(d)  	5.06% 	5.40%  	5.22% 	7.00% 	8.62%
==========================================================================

<FN

(a) Ratio information assuming no waiver of investment advisory and management fees and/or administrative fees and no reduction of custodian expenses in effect for the periods presented.
     	(See Note 2 of Notes to Financial Statements.)
(b) Calculated using the weighted average shares outstanding during the year.
(c) The total return would have been lower had certain expenses not been reduced during the periods shown.
(d)   Annualized.
(e)   Not annualized.

                                      	9

---------------------------------------------------------------------------
MANAGERS INTERMEDIATE MORTGAGE FUND
FINANCIAL HIGHLIGHTS
For a share of capital stock outstanding throughout each period
---------------------------------------------------------------------------

                           	FOR THE SIX
                             	MONTHS
                              	ENDED	            YEAR ENDED DECEMBER 31,
                           	JUNE 30, 1998 	----------------------------------
                            	(UNAUDITED)  	1997  	1996  	1995  	1994  	1993
                           	------------- 	----  	----  	----  	----  	----
NET ASSET VALUE,
 BEGINNING OF PERIOD         	$15.51    	$15.17 $15.54	$14.20 $ 20.65 $ 21.13

INCOME FROM
 INVESTMENT OPERATIONS:
 Net investment income       	  0.41	      0.87   0.87	  0.93  	 1.52  	 1.94
 Net realized and
  unrealized gain (loss)
  on investments	               0.03	      0.33 (0.38)   1.45  	(6.56) 	 0.44
                             	------    	------	 ----- ------  	-----	  -----
   Total from investment
    operations               	  0.44	      1.20   0.49	  2.38  	(5.04) 	 2.38
                             	------    	------	 ----- ------ 	 ------ 	-----
LESS DISTRIBUTIONS
 TO SHAREHOLDERS:
 From net investment income   	(0.39)   	(0.86)	(0.86)	(1.03) 	(1.41) 	(2.28)
 From net realized gain
  on investments                	---      	---   	---   	---    	---  	(0.51)
 In excess of net
  investment income             	---      	---   	--- 	(0.01)    ---    	---
 In excess of net
  realized gain on
  investments	                   ---      	---   	---   	---    	---  	(0.07)
                             	------   	------	 -----	------  	-----  	-----
   Total distributions
    to shareholders	           (0.39)   (0.86)	(0.86)	(1.04)  	(1.41) 	(2.86)
                             	------   	------	 -----	------  	-----  	-----
NET ASSET VALUE,
 END OF PERIOD	               $15.56  	$15.51	$15.17	$15.54  	$14.20  $20.65
                             	======  	======	 =====	======   	=====  	=====
---------------------------------------------------------------------------
Total Return               2.81%(d)   8.23% 3.33% 17.27% (25.00)%(b) 11.45%(b)
===========================================================================
Ratio of net expenses
 to average net assets    	1.21%(c)	   1.20%  	1.19%	 1.17%   	0.85%   	0.75%
Ratio of net investment
 income to average
 net assets	               5.13%(c)   	5.76%  	5.78% 	6.33%	   8.37%   	8.90%
Portfolio turnover	         378%(d)    	317%   	232%  	506%    	240%    	253%
Net assets at end of
 period (000's omitted)   	$12,516  $21,600 $24,846 $40,022 $55,986  $271,861
===========================================================================
Expense Waiver\Reduction (a)

Ratio of total expenses to
 average net assets       	1.21% (c)   	N/A    	N/A   	N/A    	0.92%   	0.82%
Ratio of net investment
 income to average
 net assets	               5.13% (c)   	N/A    	N/A   	N/A    	8.30%   	8.83%
===========================================================================

[FN]
(a) Ratio information assuming no waiver of investment advisory and
    management fees and/or administrative	fees and no reduction of
    custodian expenses in effect for the periods presented.
    (See Note 2 of Notes to Financial Statements.)
(b) The total return would have been lower had certain expenses not been reduced during the periods shown.
(c) Annualized.
(d) Not annualized.


--------------------------------------------------------------------------
THE MANAGERS FUNDS
NOTES TO FINANCIAL STATEMENTS
June 30, 1998 (unaudited)
--------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     	The Managers Funds (the Trust) is a no-load, open-end, management investment company, organized as a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended. Currently, the Trust is comprised of 11 investment series. Included in this report are Managers Short Government Fund ("Short Government") and Managers Intermediate Mortgage Fund ("Intermediate Mortgage"), collectively the "Funds."

     	The Funds' financial statements are prepared in accordance with generally accepted accounting principles, which require management estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements:

(A) VALUATION OF INVESTMENTS

     	Fixed income securities are valued based upon valuations furnished by independent pricing services that utilize matrix systems which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Exchange-traded equity securities are valued at the last quoted sales price, or in the absence of any sales, on the basis of the last quoted bid price. Over-the-counter securities for which market quotations are readily available are valued at the last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

     	Investments in certain mortgage-backed, stripped mortgage-backed and other debt securities, including derivative securities, not traded on an organized market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, various relationships between securities and yield to maturity in determining value.

(B) SECURITY TRANSACTIONS

    Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
(C) INVESTMENT INCOME AND EXPENSES

     	Interest income is determined on the basis of interest accrued. Discounts and premiums are amortized using the effective interest method when required for Federal income tax purposes. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses which cannot be directly attributed to a particular fund are apportioned among the Funds in the Trust based upon their average net assets.

     	Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor for account balances left uninvested overnight. These credits serve to reduce custody expenses that would otherwise be charged to the Funds. For the six months ended June 30, 1998, the Short Government and Intermediate Mortgage Funds' custody expenses were reduced by $2 and $194, respectively, under these arrangements.

(D) DIVIDENDS AND DISTRIBUTIONS

     	Dividends resulting from net investment income normally will be declared daily for Short Government and monthly for Intermediate Mortgage. These dividends normally will be payable on the third to the last business day of the month. Distributions of capital gains to shareholders will only be made to the extent that net capital gains realized for tax purposes exceed that Fund's capital loss carryovers.

     	Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, option transactions, futures, market discount and losses deferred due to wash sales. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.


(E) REPURCHASE AGREEMENTS

     	Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund's custodian or at the Federal Reserve Bank.

     	If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by that Fund may be delayed or limited.

(F) FEDERAL TAXES

      Each Fund intends to comply with the requirements under Subchapter M of

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

(G) CAPITAL LOSS CARRYOVER

     As of June 30, 1998, the Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through December 31, 2005.

                               				CAPITAL LOSS
FUND				                              AMOUNT		             EXPIRES
----			                           	------------           	-------
Short Government 	                 	$ 1,580,146            		2001
				                                 11,764,816	            	2002
			                                      48,483		            2004
				                                     61,007            		2005

Intermediate
 Mortgage	                        		 59,119,637	            	2002
                                				 20,796,333	            	2003
                           			     	    224,035	            	2004


(H) CAPITAL STOCK

     	The Trust's Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Dividends and distributions to shareholders are recorded on the ex-dividend date.

     	At June 30, 1998, certain unaffiliated shareholders, including omnibus accounts, individually held greater than 10% of the outstanding shares of each of the Funds: Short Government- one held 34%; and Intermediate Mortgage- one held 16%.


(I) DELAYED DELIVERY TRANSACTIONS

     	The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

     	The Funds may receive compensation for interest forgone on entering into delayed delivery transactions. The Funds identify cash or securities as segregated in its custodial records with a value at least equal to the amount of the forward purchase commitment.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

     	The Managers Funds, L.P. (the "Investment Manager") provides or oversees investment advisory and management services to the Funds under Management Agreements with each Fund. The Investment Manager selects portfolio managers for each Fund (subject to Trustee approval), and monitors the portfolio manager's investment programs and results.

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
Each Fund's investment portfolio is managed by portfolio managers who serve pursuant to Portfolio Management Agreements with the Investment Manager and the Fund. Certain trustees and officers of the Funds are officers of the Investment Manager.

     	Investment advisory and management fees are paid directly by each Fund to The Managers Funds, L.P. based on each Fund's average daily net assets. The annual investment advisory and management fee rates for Short Government and Intermediate Mortgage as a percentage of each Fund's average daily net assets for the six months ended June 30, 1998, were 0.45% and 0.45%, respectively. With respect to Short Government, the Investment Manager has elected to waive 0.25% of its advisory and management fee for the six months ended June 30, 1998. This waiver may be modified or terminated at any time at the sole discretion of the Investment Manager.

     	The Trust has adopted an Administration and Shareholder Servicing Agreement. The Managers Funds, L.P. serves as each Fund's administrator (the "Administrator") and is responsible for all aspects of managing the Funds' operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds' shareholders.

     	For the six months ended June 30, 1998, Intermediate Mortgage paid a fee to the Administrator at the rate of 0.25% per annum of the Fund's average daily net assets. For this period, the Administrator was due a fee from Short Government of 0.20% per annum of the Fund's average daily net assets, all of which was waived. This waiver may be modified or terminated at any time at the sole discretion of the administrator. The fees paid to the Administrator are established by the Trustees and may not exceed the annual rate of 0.25% of each Fund's average daily net assets.

     	(Effective July 1, 1998, The Managers Funds, L.P. began waiving on Intermediate Mortgage 0.25% of its advisory and management fee and its entire 0.25% administration fee. These waivers may be modified or terminated at any time at the sole discretion of The Managers Funds, L.P.)

     	An aggregate annual fee of $10,000 is paid to each outside Trustee for serving as a Trustee of the Trust. In addition, these Trustees receive meeting fees of $750 for each in-person meeting attended, and $200 for participation in any telephonic meetings. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees.

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
(3) PURCHASES AND SALES OF SECURITIES

     	Portfolio purchases, and sales or maturities, of long-term securities, U.S. Government securities and futures contracts during the six months ended June 30, 1998 were as follows:

                              					           		    U.S. GOVERNMENT
                  			LONG-TERM SECURITIES	          SECURITIES ONLY
                 			-----------------------    		-----------------------
FUND	           	 	PURCHASES     	  	SALES   		PURCHASES		            SALES
----			            ---------	     	  -----	   	---------	            	-----
Short
 Government     $  7,575,867  	$ 10,587,235   	$ 7,575,867	      $ 9,474,577
Intermediate
  Mortgage       112,982,429 	   98,378,757   	 12,618,340	       12,186,227

                    			      LONG FUTURES                			SHORT FUTURES
                    			       CONTRACTS               		   	  CONTRACTS
                          				-----------	               			-------------
                  		    	OPENED	      CLOSED	      	OPENED	         	CLOSED
                      			------   	   ------      		------         		------
Short
    Government       	$2,500,781  	$3,333,000		        ---	          		 ---
Intermediate
    Mortgage                	---	   	     ---   		$2,741,992          		---


(4) FORWARD COMMITMENTS
     	Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund's net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its Custodian in which it will maintain cash, U.S. government securities or other liquid high-grade debt obligations equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

(A) FUTURES CONTRACTS
     	A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
--------------------------------------------------------------------------
contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

     	There are several risks in using futures contracts. Futures prices may not correlate perfectly with the behavior of cash market prices of the instrument being hedged so that even a correct forecast of general price trends may not result in a successful transaction, or the Fund's portfolio manager may be incorrect in its expectation of future prices. There is also a risk that a secondary market in the instruments that the Fund holds may not exist or may not be adequately liquid to permit the Fund to close out positions when it desires to do so.

     	A Fund may use futures contracts as a hedge to protect the value of its portfolio against changes in prices of the financial instruments in which it may invest. During the six months ended 6June 30, 1998, Managers Intermediate Mortgage Fund and Managers Short Government Fund each entered into futures contracts to manage the Fund's duration to that of its respective benchmark index.

(B) DOLLAR ROLL AGREEMENTS

     	Managers Short Government Fund and Managers Intermediate Mortgage Fund may enter into dollar roll agreements whereby the Fund sells securities and agrees to repurchase them or substantially similar securities, at a mutually agreed upon date and price. Dollar roll agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase.

     	In the event the buyer of the securities under a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the dollar roll agreement may effectively be restricted pending such decision.

(5) RISKS ASSOCIATED WITH COLLATERAL MORTGAGE OBLIGATIONS ("CMOS") AND INDEXED SECURITIES

     	The net asset values of the Funds may be sensitive to interest rate fluctuations because the Funds may hold several instruments, including CMOs, inverse floaters, super floaters and other derivatives, whose values can be significantly impacted by interest rate movements. CMOs are obligations collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgage are passed through to the holder of the CMOs on the same schedule as they are received from mortgagees, although certain classes of CMOs have priority over others with respect to the receipt of prepay-

--------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (concluded)
--------------------------------------------------------------------------
ments on the mortgages. Therefore, the investment in CMOs may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. In another version of mortgage-related securities, all interest payments go to one class of holders-"Interest Only" or "IO"-and all of the principal goes to a second class of holders-"Principal Only" or "PO." The yield to maturity on an IO is extremely sensitive to the rate of principal prepayments on the related underlying mortgage assets and a rapid rate of principal prepayments may have an adverse effect on yield to maturity. If greater than anticipated prepayments of principal are experienced, the Fund may fail to fully recoup its investment. Conversely, if less than anticipated prepayments of principal occur, the yield on a PO class could be materially affected.

     	CMOs may have a fixed or variable rate of interest, including inverse floating rate securities on which the interest rates typically decline as market rates increase and increase as market values decline. Accordingly, such instruments can be expected to be more volatile than fixed rate or other variable rate securities.

     	The Funds may also invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                           						[LOGO]
                     WHERE LEADING MONEY MANAGERS CONVERGE

FUND DISTRIBUTOR
THE MANAGERS FUNDS, L.P.
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

CUSTODIAN

State Street Bank and Trust
 Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL

Shereff, Friedman, Hoffman &
 Goodman, LLP
919 Third Avenue
New York, New York 10022

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: The Managers Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded by an effective prospectus.

THE MANAGERS FUNDS

EQUITY FUNDS:
INCOME EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Chartwell Investment Partners, L.P.

CAPITAL APPRECIATION FUND
  Essex Investment Management
   Company, LLC
  Husic Capital Management

SPECIAL EQUITY FUND
  Liberty Investment Management
  Pilgrim Baxter & Associates, Ltd.
  Westport Asset Management, Inc.
  Kern Capital Management, LLC

INTERNATIONAL EQUITY FUND
  Scudder, Kemper Investments, Inc.
  Lazard Asset Management Co.

EMERGING MARKETS EQUITY FUND
  Montgomery Asset Management LLC
  King Street Advisors, Limited

FIXED INCOME FUNDS:
MONEY MARKET FUND
  J.P. Morgan

SHORT AND INTERMEDIATE
  BOND FUND
  Standish, Ayer & Wood, Inc.

BOND FUND
  Loomis, Sayles & Company, L.P.

GLOBAL BOND FUND
  Rogge Global Partners